Other Long-Term Liabilities - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Asset retirement obligations	$ 5,861	$ 5,771	$ 3,886	$ 4,327
North America
Disclosure of operating segments [line items]
Asset retirement obligations	2,899	2,792
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	787	816
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	174	161
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,999	2,000
Midstream and Refining
Disclosure of operating segments [line items]
Asset retirement obligations	$ 2	$ 2